PROPERTY, PLANT AND EQUIPMENT, NET - Additional information (Details) $ in Millions, ₫ in Billions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	₫ 10,993.1	$ 437.6	₫ 9,493.6	₫ 6,507.9
Carrying value of PPE mortgaged with banks	24,651.7		31,250.6		$ 981.3
Interest cost capitalized	180.6	7.2	409.4	669.4
Leased-out batteries | E-scooter
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment charges relating to leased-out batteries	366.9	14.6	907.2	₫ 1,023.6
Battery production facilities | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of property plant and equipment	1,350.2	53.7	2,665.3
Showroom assets | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of property plant and equipment	946.6	37.7	₫ 190.7
Land and Building | Car
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of property plant and equipment	₫ 5,802.3	$ 231.0